Introduction and overview of Group's risk management (Tables)	12 Months Ended
Dec. 31, 2024
Introduction and overview of Group's risk management
Schedule of sensitivity analysis of exchange rates

		Effect on	Effect on	Effect on	Effect on	Effect on	Effect on
	Effect on	Rwandan	Nigerian	Zambian	South African	Brazilian	Kuwaiti
	Euro	Franc	Naira	Kwacha	Rand	Real	Dinar
	$’000	$’000	$’000	$’000	$’000	$’000	$’000
2024
Rate of change	10%	10%	10%	10%	10%	10%	n/a
Effect of U.S. dollar weakening on loss	(16,039)	(953)	(214,236)	(15,130)	(17,523)	—	n/a
Effect of U.S. dollar strengthening on loss	16,039	953	214,236	15,130	17,523	—	n/a

2023
Rate of change	10%	10%	10%	10%	10%	10%	10%
Effect of U.S. dollar weakening on loss	(21,911)	(1,311)	(255,956)	(16,038)	(3,996)	—	(1,047)
Effect of U.S. dollar strengthening on loss	21,911	1,311	255,956	16,038	3,996	—	1,047

2022
Rate of change	7%	7%	7%	7%	7%	7%	7%
Effect of U.S. dollar weakening on loss	(13,153)	(4,402)	(165,880)	(15,528)	(2,809)	(18,898)	(648)
Effect of U.S. dollar strengthening on loss	13,153	4,402	165,880	15,528	2,809	18,898	648

Schedule of foreign exchange exposure on inter company loans

	Nigerian	Rwandan	Zambian	South African	Kuwaiti
	Naira	Franc	Kwacha	Rand	Dinar	U.S. Dollar
	$’000	$’000	$’000	$’000	$’000	$’000
2024
U.S. dollar loan	2,135,507	9,528	89,123	—	—	—
Euro loan	—	—	—	—	—	84,916

2023
U.S. dollar loan	2,240,110	13,108	79,081	39,956	10,473	—
Euro loan	—	—	—	—	—	214,271

Schedule of foreign exchange risk

	2024	2023
	$’000	$’000

Trade receivables	7,338	7,330
Cash and cash equivalents	20,398	50,132
Trade payables	(5,269)	(44,835)
Borrowings	(319,738)	(405,592)
Net exposure	(297,271)	(392,965)

Schedule of interest rate risk

	2024	2023	2022
	$'000	$'000	$'000

Effect of 1% (2023 and 2022: 1%) increase on post-tax loss	11,999	11,412	6,345
Effect of 1% (2023 and 2022: 1%) decrease on post-tax loss	(11,934)	(11,423)	(6,846)

Schedule of maximum credit exposure

	2024	2023
	$’000	$'000

Other receivables (note 19)	44,434	317,452
Derivative financial instrument assets (note 18)	29,410	2,105
Trade receivables (net) (note 19)	220,893	212,323
Cash and cash equivalents (note 20)	577,956	293,823
	872,693	825,703

Schedule of credit ratings of other receivables

	2024	2023
	$’000	$'000
Other receivables
AAA	1,569	22,485
A	123	—
B	15,071	259,702
BBB-	79	—
C	10	—
Not rated	27,582	35,265
	44,434	317,452

Schedule of internal credit ratings

	Internal Credit rating
	First tier	Second tier	Total
	$'000	$'000	$'000
2024
Accrued Revenue	134,223	1,442	135,665
Not due	22,524	1,628	24,152
0-30 days	18,762	8,564	27,326
31-60 days	7,617	1,392	9,009
61-90 days	4,409	2,043	6,452
Over 90 days	11,116	23,512	34,628
Gross trade receivables	198,651	38,581	237,232
Impairment allowance	(4,854)	(11,485)	(16,339)
Net trade receivables	193,797	27,096	220,893

	Internal Credit rating
	First tier	Second tier	Total
	$'000	$'000	$'000
2023
Accrued Revenue	86,683	99	86,782
Not due	57,540	4,031	61,571
0-30 days	17,632	2,240	19,872
31-60 days	15,072	4,532	19,604
61-90 days	1,128	4,213	5,341
Over 90 days	19,213	21,145	40,358
Gross trade receivables	197,268	36,260	233,528
Impairment allowance	(8,647)	(12,558)	(21,205)
Net trade receivables	188,621	23,702	212,323

Schedule of movement in allowance for impairment in respect of trade receivables

	2024	2023	2022
	$'000	$'000	$'000

At January 1	21,205	25,365	31,063
(Decrease)increase in impairment provision	(25)	7,202	(4,446)
Written-off during the year	(43)	(2,597)	(312)
Exchange differences	(4,798)	(8,765)	(940)
At December 31	16,339	21,205	25,365

Schedule of contractual undiscounted cash flows of financial liabilities

	Within 1 year	1 - 3 years	3 - 5 years	Over 5 years	Total
	$'000	$'000	$'000	$'000	$'000
2024
Foreign exchange swaps	14,500	—	—	—	14,500
Trade payables (note 21)	232,930	—	—	—	232,930
Payroll and other related statutory liabilities (note 21)	42,844	—	—	—	42,844
Other payables (note 21)	79,604	5,218	—	—	84,822
Borrowings	313,252	1,170,316	1,870,582	864,109	4,218,259
Lease liabilities	92,425	179,774	173,750	685,041	1,130,990
	775,555	1,355,308	2,044,332	1,549,150	5,724,345
2023
Foreign exchange swaps	125,000	—	—	—	125,000
Trade payables (note 21)	330,622	—	—	—	330,622
Payroll and other related statutory liabilities (note 21)	46,282	—	—	—	46,282
Other payables (note 21)	110,706	4,629	—	—	115,335
Borrowings	670,261	1,578,329	1,950,750	303,397	4,502,737
Lease liabilities	101,709	193,434	180,895	705,421	1,181,459
	1,384,580	1,776,392	2,131,645	1,008,818	6,301,435

Schedule of net leverage ratios

	2024	2023
	$’000	$'000

Borrowings(note 22)	3,347,949	3,510,847
Lease liabilities (note 23)	552,544	601,994
Less: Cash and cash equivalents (note 20)	(577,956)	(293,823)
Net debt	3,322,537	3,819,018

Segment Adjusted EBITDA (note 5)	1,061,581	1,280,264
Unallocated corporate expenses (note 5)	(133,227)	(147,729)
Proforma adjustments for disposals	(28,053)	—
	900,301	1,132,535

Management consolidated net leverage ratio	3.7x	3.4x

Schedule of financial instruments measured at fair value

Total
$'000
2024
Embedded options within listed bonds (note 18)	29,410
Foreign exchange swaps (note 18)	(10,203)
19,207

Total
$'000
2023
Interest rate caps (note 18)	565
Embedded options within listed bonds (note 18)	1,540
Foreign exchange swaps (note 18)	(68,133)
(66,028)

Schedule of fair value estimation

	2024		2023
	Carrying		Carrying
	value	Fair value	value	Fair value
	$'000	$'000	$'000	$'000
Financial liabilities
Borrowings (note 22)	3,347,949	3,342,636	3,510,847	3,224,775

Schedule of financial instruments by category - Assets

Financial assets
		Fair value
	Amortized	through profit
	cost	or loss	Total
	$'000	$'000	$'000
2024
Trade receivables (note 19)	220,893	—	220,893
Other receivables (note 19)	44,434	—	44,434
Cash and cash equivalents (note 20)	577,956	—	577,956
Derivative financial instruments assets (note 18)	—	29,410	29,410
	843,283	29,410	872,693

2023
Trade receivables (note 19)	212,323	—	212,323
Other receivables (note 19)	317,452	—	317,452
Cash and cash equivalents (note 20)	293,823	—	293,823
Derivative financial instruments assets (note 18)	—	2,105	2,105
	823,598	2,105	825,703

Schedule of financial instruments by category - Liabilities

Financial liabilities		Fair value
		through profit
	Amortized cost	or loss	Total
	$'000	$'000	$'000
2024
Borrowings (note 22)	3,347,949	—	3,347,949
Trade payables (note 21)	232,930	—	232,930
Other payables (note 21)	84,822	—	84,822
Derivative financial instruments liabilities (note 18)	—	10,203	10,203
Lease liabilities (note 23)	552,544	—	552,544
	4,218,245	10,203	4,228,448

2023
Borrowings (note 22)	3,510,847	—	3,510,847
Trade payables (note 21)	330,622	—	330,622
Other payables (note 21)	115,335	—	115,335
Derivative financial instruments liabilities (note 18)	—	68,133	68,133
Lease liabilities (note 23)	601,994	—	601,994
	4,558,798	68,133	4,626,931